Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to
the Release of Material Nonpublic Information
The Company grants awards of stock options and Class C Units, which are profits interests that entitle the holder to a percentage of future distributions of the LLC, but only after a specified return threshold is met. Even though the Class C
Units do not require the payment of an exercise price, they are most similar economically to stock options and are generally categorized as an instrument with an “option-like feature.” While the Company does not have a written policy regarding its equity grants, it is the Company’s practice to make grants no more than once per quarter and for each quarterly grant of equity to be effective on the third business day following the announcement of earnings for that quarter or as soon thereafter as is reasonably practicable under the circumstances.
Neither the Board nor the Compensation and Governance Committee seeks to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed. During the year ended
December 31, 2025, we did not award any stock options or Class C Units to our NEOs.

Award Timing Method	While the Company does not have a written policy regarding its equity grants, it is the Company’s practice to make grants no more than once per quarter and for each quarterly grant of equity to be effective on the third business day following the announcement of earnings for that quarter or as soon thereafter as is reasonably practicable under the circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither the Board nor the Compensation and Governance Committee seeks to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed.
MNPI Disclosure Timed for Compensation Value	false